Share-Based Compensation - Schedule of Company’s Stock Option Activity (Details) - $ / shares		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of stock options, outstanding balance	11,072,767	9,881,842
Weighted-average exercise price, outstanding	$ 1.64	$ 1.71
Weighted-average remaining contractual life, outstanding	6 years 1 month 6 days	5 years 4 months 24 days
Number of stock options, exercisable		8,281,791
Weighted-average exercise price, exercisable		$ 1.71
Weighted-average remaining contractual life, exercisable		5 years 4 months 24 days
Number of stock options, granted
Weighted-average exercise price, granted
Number of stock options, exercised
Weighted-average exercise price, exercised
Number of stock options, forfeited/expired/cancelled		(1,190,925)
Weighted-average exercise price, forfeited/expired/cancelled		$ 1.01